Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net income (loss)	$ (50,675)	$ 34,269	$ 46,430
Other comprehensive income (loss):
Net unrealized gain (loss) on RMBS	80,716	(43,455)	2,583
Reclassification of net realized gain (loss) on RMBS included in earnings	(902)	8,362	503
Other comprehensive income (loss)	79,814	(35,093)	3,086
Comprehensive income	29,139	(824)	49,516
Comprehensive income attributable to noncontrolling interests in Operating Partnership	471	(11)	675
Dividends on preferred stock	9,353	5,297	1,833
Comprehensive income (loss) attributable to common stockholders	$ 19,315	$ (6,110)	$ 47,008